ASSETS AND LIABILITIES HELD FOR SALE (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
ASSETS AND LIABILITIES HELD FOR SALE
Impairment loss	$ 0
Liabilities held for sale:
Operating lease liabilities, current	76
HELD FOR SALE - Continuing operations | Lease and owned hotels
Assets held for sale::
Cash and cash equivalents	17
Property and equipment, net	102
Operating lease right-of-use assets	1,834
Finance lease right-of-use assets	295
Other assets, net	65
Total	2,313
Liabilities held for sale:
Accrued expenses and other current liabilities	102
Operating lease liabilities, non-current	1,936
Finance lease liabilities, non-current	324
Other liabilities	98
Total	$ 2,536